Average Annual Total Returns{- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2020 Fund	Fidelity Freedom 2020 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2020 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2020 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2020 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0202 Past 1 year	F0202 Past 5 years	F0202 Past 10 years
Total	8.91%	9.89%	8.62%	5.52%	7.73%	6.84%	6.78%	7.31%	6.44%	28.71%	18.47%	16.55%	(1.54%)	3.57%	2.90%	8.68%	9.82%	8.80%